Schedule of Investments
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.40%
Australia–2.32%
CSL Ltd.	47,159	$8,554,783
Belgium–0.80%
Galapagos N.V.(a)	14,205	2,818,591
Galapagos N.V.	631	125,963
		2,944,554
Canada–5.18%
Alimentation Couche-Tard, Inc., Class B	305,453	7,195,173
CAE, Inc.	36,576	462,365
CCL Industries, Inc., Class B	104,497	3,177,309
Dollarama, Inc.	153,327	4,253,454
Saputo, Inc.	145,438	3,497,209
Shopify, Inc., Class A(a)	1,158	485,170
		19,070,680
China–2.16%
Alibaba Group Holding Ltd., ADR(a)	36,028	7,006,725
Tencent Holdings Ltd.	19,700	960,603
		7,967,328
Denmark–3.18%
Ascendis Pharma A/S, ADR(a)	13,570	1,528,118
Novo Nordisk A/S, Class B	168,950	10,191,308
		11,719,426
France–15.73%
Airbus SE(a)	55,518	3,602,186
Dassault Systemes SE	34,516	5,118,611
Edenred	113,509	4,750,720
EssilorLuxottica S.A.	9,006	971,656
Hermes International	16,592	11,459,450
Kering S.A.	1,739	907,401
Legrand S.A.	54,136	3,478,759
L’Oreal S.A.	2,729	716,324
LVMH Moet Hennessy Louis Vuitton SE	18,270	6,781,738
Pernod Ricard S.A.	24,598	3,498,790
Sartorius Stedim Biotech	2,820	566,309
SEB S.A.	10,850	1,353,955
SEB S.A.(a)	39,200	4,891,710
SEB S.A.(a)	850	106,070
Ubisoft Entertainment S.A.(a)	81,621	6,019,231
Worldline S.A.(a)(b)	63,222	3,716,322
		57,939,232
Germany–7.25%
Fresenius Medical Care AG & Co. KGaA	81,160	5,413,659
Infineon Technologies AG	294,058	4,404,587
SAP SE	102,918	11,820,452
Siemens Healthineers AG(b)	128,009	5,079,187
		26,717,885
Hong Kong–1.05%
WH Group Ltd.	4,180,000	3,881,709
Shares		Value
India–0.70%
ICICI Bank Ltd., ADR	302,268	$2,569,278
Ireland–0.75%
Flutter Entertainment PLC	30,608	2,760,532
Italy–0.62%
Davide Campari-Milano S.p.A.	315,701	2,270,842
Japan–9.81%
Daikin Industries Ltd.	23,600	2,877,927
Hitachi Ltd.	296,700	8,636,888
Hoya Corp.	99,893	8,496,789
Keyence Corp.	28,724	9,269,679
Nidec Corp.	68,200	3,537,620
Nitori Holdings Co. Ltd.	24,500	3,311,673
		36,130,576
Netherlands–5.40%
Aalberts N.V.	113,309	2,690,363
Adyen N.V.(a)(b)	1,456	1,232,253
ASML Holding N.V.	41,367	10,993,711
Boskalis Westminster	55,501	1,002,203
Heineken N.V.	47,519	3,977,247
		19,895,777
New Zealand–1.21%
Xero Ltd.(a)	104,230	4,469,697
Spain–4.47%
Amadeus IT Group S.A.	74,547	3,535,423
Grifols S.A.	332,634	11,329,546
Prosegur Cash S.A.(b)	1,547,195	1,487,367
Prosegur Cia de Seguridad S.A.	45,207	113,790
		16,466,126
Sweden–4.61%
Atlas Copco AB, Class A	218,699	7,350,001
Epiroc AB, Class A	378,241	3,749,658
Swedish Match AB	102,655	5,872,069
		16,971,728
Switzerland–13.42%
Barry Callebaut AG	3,739	7,518,070
Lonza Group AG	14,165	5,893,365
Novartis AG	6,555	541,738
Roche Holding AG	30,900	10,046,023
Sika AG	35,973	5,951,964
STMicroelectronics N.V.	404,430	8,801,886
Temenos AG(a)	35,226	4,618,993
VAT Group AG(a)(b)	43,799	6,068,023
		49,440,062
Taiwan–1.96%
Taiwan Semiconductor Manufacturing Co. Ltd.	811,000	7,238,997
Thailand–0.57%
CP ALL PCL, Foreign Shares	1,127,700	2,087,538

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
United Kingdom–6.45%
Blue Prism Group PLC(a)	63,853	$888,395
boohoo Group PLC(a)	782,661	1,847,486
Britvic PLC	335,864	2,918,423
Compass Group PLC	102,907	1,607,882
GVC Holdings PLC	210,977	1,464,526
Intertek Group PLC	5,795	338,712
Legal & General Group PLC	1,853,713	4,434,734
London Stock Exchange Group PLC	9,693	873,355
Melrose Industries PLC	2,115,942	2,389,531
Next PLC	52,469	2,642,908
Ocado Group PLC(a)	75,807	1,144,696
Prudential PLC	144,013	1,838,331
Trainline PLC(a)(b)	325,712	1,362,350
		23,751,329
United States–6.76%
Atlassian Corp. PLC, Class A(a)	15,675	2,151,550
Carnival Corp.(a)	45,399	597,905
EPAM Systems, Inc.(a)	33,440	6,208,470
Ferguson PLC	38,536	2,409,687
James Hardie Industries PLC, CDI	199,666	2,328,796
Shares		Value
United States–(continued)
LivaNova PLC(a)	36,667	$1,659,182
Medtronic PLC	45,517	4,104,723
ResMed, Inc.	36,930	5,439,420
		24,899,733
Total Common Stocks & Other Equity Interests (Cost $241,959,649)		347,747,812
Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	599,541	23,379
Money Market Funds–6.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c) (Cost $22,889,992)	22,889,992	22,889,992
TOTAL INVESTMENTS IN SECURITIES—100.62% (Cost $264,849,641)		370,661,183
OTHER ASSETS LESS LIABILITIES–(0.62)%		(2,290,752)
NET ASSETS–100.00%		$368,370,431
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $18,945,502, which represented 5.14% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$8,554,783	$—	$8,554,783
Belgium	125,963	2,818,591	—	2,944,554
Canada	19,070,680	—	—	19,070,680
China	7,006,725	960,603	—	7,967,328
Denmark	1,528,118	10,191,308	—	11,719,426
France	—	57,939,232	—	57,939,232
Germany	—	26,717,885	—	26,717,885
Hong Kong	—	3,881,709	—	3,881,709
India	2,592,657	—	—	2,592,657
Ireland	—	2,760,532	—	2,760,532
Italy	—	2,270,842	—	2,270,842
Japan	—	36,130,576	—	36,130,576
Netherlands	—	19,895,777	—	19,895,777
New Zealand	—	4,469,697	—	4,469,697
Spain	—	16,466,126	—	16,466,126
Sweden	—	16,971,728	—	16,971,728
Switzerland	—	49,440,062	—	49,440,062
Taiwan	—	7,238,997	—	7,238,997
Thailand	2,087,538	—	—	2,087,538
United Kingdom	—	23,751,329	—	23,751,329
United States	20,161,250	4,738,483	—	24,899,733
Money Market Funds	22,889,992	—	—	22,889,992
Total Investments	$75,462,923	$295,198,260	$—	$370,661,183
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer V.I. International Growth Fund